Regulatory Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

4. Regulatory Assets and Liabilities

In accordance with GAAP, regulatory assets and liabilities are recorded in the Condensed Consolidated Balance Sheets for our regulated electric transmission and distribution businesses. Regulatory assets are the deferral of costs expected to be recovered in future customer rates and regulatory liabilities represent current recovery of expected future costs or gains probable of being reflected in future rates.

We evaluate our regulatory assets each period and believe recovery of these assets is probable. We have received or requested a return on certain regulatory assets for which we are currently recovering or seeking recovery through rates. We record a return after it has been authorized in an order by a regulator.

Regulatory assets and liabilities are classified as current or non-current based on the term in which recovery is expected.

The following table presents DPL's regulatory assets and liabilities:

$ in millions	Type of Recovery (a)	Amortization Through	At June 30, 2012	At December 31, 2011
Current Regulatory Assets:
TCRR, transmission, ancillary and other PJM-related costs	F	Ongoing	$5.4	$4.7
Power plant emission fees	C	Ongoing	1.4	4.8
Fuel and purchased power recovery costs	C	Ongoing	15.5	11.3
Total current regulatory assets			$22.3	$20.8

Non-current Regulatory Assets:
Deferred recoverable income taxes	B/C	Ongoing	$22.5	$24.1
Pension benefits	C	Ongoing	88.9	92.1
Unamortized loss on reacquired debt	C	Ongoing	12.4	13.0
Regional transmission organization costs	D	2014	3.3	4.1
Deferred storm costs - 2008	D		18.5	17.9
CCEM smart grid and advanced metering infrastructure costs	D		6.6	6.6
CCEM energy efficiency program costs	F	Ongoing	7.3	8.8
Consumer education campaign	D		3.0	3.0
Retail settlement system costs	D		3.1	3.1
Other costs			5.3	5.1
Total non-current regulatory assets			$170.9	$177.8

Current Regulatory Liabilities:
Other	C	Ongoing	-	0.5
Total current regulatory liabilities			$-	$0.5

Non-current Regulatory Liabilities:
Estimated costs of removal - regulated property			$112.4	$112.4
Postretirement benefits			5.8	6.2
Total non-current regulatory liabilities			$118.2	$118.6

a) B – Balance has an offsetting liability resulting in no effect on rate base.

C – Recovery of incurred costs without a rate of return.

D – Recovery not yet determined, but is probable of occurring in future rate proceedings.

F – Recovery of incurred costs plus rate of return.

Regulatory Assets

TCRR, transmission, ancillary and other PJM-related costs represent the costs related to transmission, ancillary service and other PJM-related charges that have been incurred as a member of PJM. On an annual basis, retail rates are adjusted to true-up costs with recovery in rates.

Power plant emission fees represent costs paid to the State of Ohio since 2002. As part of the fuel factor settlement agreement in November 2011, these costs are being recovered through the fuel factor.

Fuel and purchased power recovery costs represent prudently incurred fuel, purchased power, derivative, emission and other related costs which will be recovered from or returned to customers in the future through the operation of the fuel and purchased power recovery rider. The fuel and purchased power recovery rider fluctuates based on actual costs and recoveries and is modified at the start of each seasonal quarter. DP&L implemented the fuel and purchased power recovery rider on January 1, 2010. As part of the PUCO approval process, an outside auditor is hired to review fuel costs and the fuel procurement process. We received the audit report for 2011 on April 27, 2012. The auditor has recommended that the PUCO consider reducing DP&L's recovery of fuel costs by approximately $3.3 million from certain transactions. We will have further discussions with interested parties concerning the audit report in the last half of 2012.

Deferred recoverable income taxes represent deferred income tax assets recognized from the normalization of flow through items as the result of tax benefits previously provided to customers. This is the cumulative flow through benefit given to regulated customers that will be collected from them in future years. Since currently existing temporary differences between the financial statements and the related tax basis of assets will reverse in subsequent periods, these deferred recoverable income taxes will decrease over time.

Pension benefits represent the qualifying FASC 715 "Compensation – Retirement Benefits" costs of our regulated operations that for ratemaking purposes are deferred for future recovery. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income (OCI), the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. This regulatory asset represents the regulated portion that would otherwise be charged as a loss to OCI.

Unamortized loss on reacquired debt represents losses on long-term debt reacquired or redeemed in prior periods. These costs are being amortized over the lives of the original issues in accordance with FERC and PUCO rules.

Regional transmission organization costs represent costs incurred to join an RTO. The recovery of these costs will be requested in a future FERC rate case. In accordance with FERC precedence, we are amortizing these costs over a 10-year period that began in 2004 when we joined the PJM RTO.

Deferred storm costs – 2008 relate to costs incurred to repair the damage caused by hurricane force winds in September 2008, as well as other major 2008 storms. On January 14, 2009, the PUCO granted DP&L the authority to defer these costs with a return until such time that DP&L seeks recovery in a future rate proceeding.

CCEM smart grid and AMI costs represent costs incurred as a result of studying and developing distribution system upgrades and implementation of AMI. On October 19, 2010, DP&L elected to withdraw its case pertaining to the Smart Grid and AMI programs. The PUCO accepted the withdrawal in an order issued on January 5, 2011. The PUCO also indicated that it expects DP&L to continue to monitor other utilities' Smart Grid and AMI programs and to explore the potential benefits of investing in Smart Grid and AMI programs and that DP&L will, when appropriate, file new Smart Grid and/or AMI business cases in the future. We plan to file to recover these deferred costs in a future regulatory rate proceeding. Based on past PUCO precedent, we believe these costs are probable of future recovery in rates.

CCEM energy efficiency program costs represent costs incurred to develop and implement various new customer programs addressing energy efficiency. These costs are being recovered through an energy efficiency rider that began July 1, 2009 and is subject to a two-year true-up for any over/under recovery of costs. The two-year true-up was approved by the PUCO and a new rate was set.

Consumer education campaign represents costs for consumer education advertising regarding electric deregulation.

Retail settlement system costs represent costs to implement a retail settlement system that reconciles the energy a CRES supplier delivers to its customers and what its customers actually use. Based on case precedent in other utilities' cases, the costs are recoverable through a future DP&L rate proceeding.

Other costs primarily include RPM capacity, other PJM and rate case costs and alternative energy costs that are or will be recovered over various periods.

Regulatory Liabilities

Estimated costs of removal – regulated property reflect an estimate of amounts collected in customer rates for costs that are expected to be incurred in the future to remove existing transmission and distribution property from service when the property is retired.

Postretirement benefits represent the qualifying FASC 715 "Compensation – Retirement Benefits" gains related to our regulated operations that, for ratemaking purposes, are probable of being reflected in future rates. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of OCI, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. This regulatory liability represents the regulated portion that would otherwise be reflected as a gain to OCI.

4. Regulatory Matters

In accordance with GAAP, regulatory assets and liabilities are recorded in the consolidated balance sheets for our regulated electric transmission and distribution businesses. Regulatory assets are the deferral of costs expected to be recovered in future customer rates and regulatory liabilities represent current recovery of expected future costs or gains probable of recovery being reflected in future rates.

We evaluate our regulatory assets each period and believe recovery of these assets is probable. We have received or requested a return on certain regulatory assets for which we are currently recovering or seeking recovery through rates. We record a return after it has been authorized in an order by a regulator.

Regulatory assets and liabilities are classified as current or non-current based on the term in which recovery is expected. Amounts at December 31, 2010 were reclassified to conform to the 2011 presentation.

The following table presents DPL's regulatory assets and liabilities:

			Successor	Predecessor
	Type of	Amortization	December 31,	December 31,
$ in millions	Recovery (a)	Through	2011	2010
Current Regulatory Assets:
TCRR, transmission, ancillary and other PJM-related costs	F	Ongoing	$4.7	$14.5
Power plant emission fees	C	Ongoing	4.8	6.6
Electric Choice systems costs	F	2011	-	0.9
Fuel and purchased power recovery costs	C	Ongoing	11.3	-
Total current regulatory assets			$20.8	$22.0

Non-current Regulatory Assets:
Deferred recoverable income taxes	B/C	Ongoing	$24.1	$29.9
Pension benefits	C	Ongoing	92.1	81.1
Unamortized loss on reacquired debt	C	Ongoing	13.0	14.3
Regional transmission organization costs	D	2014	4.1	5.5
Deferred storm costs - 2008	D		17.9	16.9
CCEM smart grid and advanced metering infrastructure costs	D		6.6	6.6
CCEM energy efficiency program costs	F	Ongoing	8.8	4.8
Consumer education campaign	D		3.0	3.0
Retail settlement system costs	D		3.1	3.1
Other costs			5.1	1.8
Total non-current regulatory assets			$177.8	$167.0

Current Regulatory Liabilities:
Fuel and purchased power recovery costs	C	Ongoing	-	10.0
Other	C	Ongoing	0.5	-
Total current regulatory liabilities			$0.5	$10.0

Non-current Regulatory Liabilities:
Estimated costs of removal - regulated property			$112.4	$107.9
Postretirement benefits			6.2	6.1
Total non-current regulatory liabilities			$118.6	$114.0

(a) B – Balance has an offsetting liability resulting in no effect on rate base. C – Recovery of incurred costs without a rate of return.

D – Recovery not yet determined, but is probable of occurring in future rate proceedings.

F – Recovery of incurred costs plus rate of return.

Regulatory Assets

TCRR, transmission, ancillary and other PJM-related costs represent the costs related to transmission, ancillary service and other PJM-related charges that have been incurred as a member of PJM. On an annual basis, retail rates are adjusted to true-up costs with recovery in rates.

Power plant emission fees represent costs paid to the State of Ohio since 2002. As part of the fuel factor settlement agreement in November 2011, these costs are being recovered through the fuel factor.

Electric Choice systems costs represent costs incurred to modify the customer billing system for unbundled customer rates and electric choice utility bills relative to other generation suppliers and information reports provided to the state administrator of the low-income payment program. In March 2006, the PUCO issued an order that approved our tariff as filed. We began collecting this rider immediately and have recovered all costs.

Fuel and purchased power recovery costs represent prudently incurred fuel, purchased power, derivative, emission and other related costs which will be recovered from or returned to customers in the future through the operation of the fuel and purchased power recovery rider. The fuel and purchased power recovery rider fluctuates based on actual costs and recoveries and is modified at the start of each seasonal quarter. DP&L implemented the fuel and purchased power recovery rider on January 1, 2010. As part of the PUCO approval process, an outside auditor is hired to review fuel costs and the fuel procurement process. On October 6, 2011, DP&L and all of the active participants in this proceeding reached a Stipulation and Recommendation that resolves the majority of the issues raised related to the fuel audit. In November 2011, DP&L recorded a $25 million pretax ($16 million net of tax) adjustment as a result of the approval of the fuel settlement agreement by the PUCO. The adjustment was due to the reversal of a provision recorded in accordance with the regulatory accounting rules. An audit of 2011 costs is currently ongoing. The outcome of that audit is uncertain.

Deferred recoverable income taxes represent deferred income tax assets recognized from the normalization of flow through items as the result of tax benefits previously provided to customers. This is the cumulative flow through benefit given to regulated customers that will be collected from them in future years. Since currently existing temporary differences between the financial statements and the related tax basis of assets will reverse in subsequent periods, these deferred recoverable income taxes will decrease over time.

Pension benefits represent the qualifying FASC 715 "Compensation – Retirement Benefits" costs of our regulated operations that for ratemaking purposes are deferred for future recovery. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income (OCI), the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. This regulatory asset represents the regulated portion that would otherwise be charged as a loss to OCI.

Unamortized loss on reacquired debt represents losses on long-term debt reacquired or redeemed in prior periods. These costs are being amortized over the lives of the original issues in accordance with FERC and PUCO rules.

Regional transmission organization costs represent costs incurred to join an RTO. The recovery of these costs will be requested in a future FERC rate case. In accordance with FERC precedence, we are amortizing these costs over a 10-year period that began in 2004 when we joined the PJM RTO,

Deferred storm costs – 2008 relate to costs incurred to repair the damage caused by hurricane force winds in September 2008, as well as other major 2008 storms. On January 14, 2009, the PUCO granted DP&L the authority to defer these costs with a return until such time that DP&L seeks recovery in a future rate proceeding.

CCEM smart grid and AMI costs represent costs incurred as a result of studying and developing distribution system upgrades and implementation of AMI. On October 19, 2010, DP&L elected to withdraw its case pertaining to the Smart Grid and AMI programs. The PUCO accepted the withdrawal in an order issued on January 5, 2011. The PUCO also indicated that it expects DP&L to continue to monitor other utilities' Smart Grid and AMI programs and to explore the potential benefits of investing in Smart Grid and AMI programs and that DP&L will, when appropriate, file new Smart Grid and/or AMI business cases in the future. We plan to file to recover these deferred costs in a future regulatory rate proceeding. Based on past PUCO precedent, we believe these costs are probable of future recovery in rates.

CCEM energy efficiency program costs represent costs incurred to develop and implement various new customer programs addressing energy efficiency. These costs are being recovered through an energy efficiency rider that began July 1, 2009 and is subject to a two-year true-up for any over/under recovery of costs. The two-year true-up was approved by the PUCO and a new rate was set.

Consumer education campaign represents costs for consumer education advertising regarding electric deregulation and its related rate case.

Retail settlement system costs represent costs to implement a retail settlement system that reconciles the energy a CRES supplier delivers to its customers and what its customers actually use. Based on case precedent in other utilities' cases, the costs are recoverable through DP&L's next transmission rate case.

Other costs primarily include RPM capacity, other PJM and rate case costs and alternative energy costs that are or will be recovered over various periods.

Regulatory Liabilities

Estimated costs of removal – regulated property reflect an estimate of amounts collected in customer rates for costs that are expected to be incurred in the future to remove existing transmission and distribution property from service when the property is retired.

Postretirement benefits represent the qualifying FASC 715 "Compensation – Retirement Benefits" gains related to our regulated operations that, for ratemaking purposes, are probable of being reflected in future rates. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of OCI, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. This regulatory liability represents the regulated portion that would otherwise be reflected as a gain to OCI.